SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 15 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2016:
Revenue	$-	$252,878	$2,698	$255,576
Depreciation and amortization	10	846	37	893
Income (loss) from continuing operations	(6,052)	10,654	(2,260)	2,342
Total assets from continuing operations	431	45,945	780	47,156

Year ended December 31, 2015:
Revenue	$-	$185,519	$1,503	$187,022
Depreciation and amortization	1	655	57	713
Income (loss) from continuing operations	(3,182)	1,597	(3,117)	(4,702)
Total assets from continuing operations	440	41,056	853	42,349

Year ended December 31, 2014:
Revenue	$-	$172,102	$827	$172,929
Depreciation and amortization	3	689	69	761
Income (loss) from continuing operations	(99)	5,106	(3,467)	1,540
Total assets from continuing operations	404	34,006	461	34,871

Revenue by country is summarized as follows:

	Year Ended December 31,
	2016	2015	2014

United States	$47,733	$41,817	$39,983
The Netherlands	87,348	72,231	69,667
Germany	108,692	61,765	49,771
Other	11,803	11,209	13,508
Total	$255,576	$187,022	$172,929

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2016	2015

United States	$487	$385
The Netherlands	729	673
Germany	359	235
Other	209	200
Total	$1,784	$1,493